UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 2000

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

    JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          MAY 8, 2000


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        65

FORM 13F INFORMATION VALUE TOTAL:              $309743

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   2490     70774   Sole		     70774
Am. Home Prod.  Common	026609107   1663     30943   Sole	             30943
Am. Intl. Gr	Common	026874107   1890     17261   Sole                    17261
Automatic Data 	Common	053015103   7139    147955   Sole                   147955
Bellsouth	Common	079860102    396      8444   Sole                     8444
Berkshire Hath	Common	084670991  25340       443   Sole                      443
Berkshire Hath	Common	084670207   2139      1175   Sole                     1175
Bristol-Myers 	Common	110122108   2406     41481   Sole                    41481
CBS Corp.	Common	12490K107    235      4156   Sole		      4156
Chevron		Common	166751107    324      3510   Sole                     3510
Cisco Systems	Common	17275R102  44640    577392   Sole                   577392
Coca-Cola Co.	Common	191216100  12917    275201   Sole                   275201
Costco WholesaleCommon	22160K105    221      4200   Sole		      4200
CP Pokphand Co	Common	G71507100      2     40000   Sole		     40000
Emerson Elec.	Common	291011104    520      9780   Sole                     9780
Energas Res.	Common	29265E108      4     25000   Sole                    25000
ExxonMobil	Common	30231G102   7045     90391   Sole                    90391
First Data      Common	319963104   5090    114699   Sole                   114699
Freddie Mac	Common	313400301  11682    264364   Sole                   264364
General ElectricCommon	369604103  30510    196049   Sole                   196049
Gillette Co.	Common	375766102  11890    315487   Sole                   315487
H.J. Heinz Co.	Common	423074103   1735     49750   Sole                    49750
Hewlett Packard	Common	428236103  11839     89099   Sole                    89099
Home Depot	Common	437076102    377      5850   Sole		      5850
IBM		Common	459200101   1453     12316   Sole                    12316
Intel Corp.	Common	458140100  20147    152704   Sole                   152704
Intuit Inc.	Common	461202103    788     14490   Sole	             14490
Johnson & JohnsoCommon	471160104   4839     68880   Sole                    68880
J.P. Morgan & CoCommon	616880100    219      1660   Sole		      1660
Kimberly Clark	Common	534187109    336      6000   Sole	              6000
Ligand PharmaceuCommon	53220K207    178     10000   Sole		     10000
Lucent Tech.	Common	549463107   1418     23159   Sole                    23159
MCI Worldcom	Common  55268B106    357      7876   Sole                     7876
Medtronic	Common	585055106  16669    324060   Sole                   324060
Merck & Co.	Common	589331107   6986    112452   Sole                   112452
Microsoft	Common	594918104  25205    237221   Sole                   237221
Minn. Mining 	Common	604059105    985     11120   Sole                    11120
Motorola Inc	Common	620076109    350      2395   Sole		      2395
Mutual Risk Mgt.Common	628351108   8127    406361   Sole                   406361
National City 	Common	635405103   5404    262030   Sole                   262030
Nortel Networks Common	656569100    715      5670   Sole                     5670
Paychex Inc     Common  704326107    328      6259   Sole                     6259
PepsiCo		Common	713448108    527     15100   Sole                    15100
Pfizer Inc.	Common	717081103   3702    101250   Sole                   101250
PNC Bank Corp.	Common	693475105    255      5650   Sole                     5650
PPG Industries	Common	693506107   2447     46776   Sole                    46776
Procter & GambleCommon	742718109   1276     23581   Sole                    23581
Rockwood Hldgs	Common	774413108      0     10629   Sole                    10629
Royal Oak Mines Common  78051D105      1    130000   Sole                   130000
Sara Lee Corp.	Common	803111103    435     24160   Sole                    24160
SBC CommunicatioCommon	78387G103    377      8961   Sole		      8961
Target Corp.	Common	87612E106    628      8400   Sole		      8400
Texas Instr.	Common	882508104    256      1600   Sole		      1600
Transaction SystCommon  893416107  12095    418860   Sole                   418860
Teppco Partners L.P.	872384102    240     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    598     10000   Sole		     10000
Tyco Intl	Common	920124106    787     15700   Sole                    15700
Unitrin Inc.	Common	913275103    300      7540   Sole                     7540
Valspar Corp.	Common	920355104   1502     39200   Sole                    39200
Walgreen Co.	Common	931422109   1172     45500   Sole                    45500
Walt Disney Co.	Common	254687106    811     19671   Sole                    19671
Warner Lambert CCommon  934488107    712      7287   Sole                     7287
Wells Fargo	Common	949746101    595     14600   Sole                    14600
Wilmington Tr	Common	971807102    228      4690   Sole                     4690
Wm. Wrigley Jr. Common	982526105   3801     49490   Sole                    49490
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